Expense Example - Hartford Multifactor International Fund	Class R3 Year 1	Class R3 Year 3	Class R3 Year 5	Class R3 Year 10	Class R4 Year 1	Class R4 Year 3	Class R4 Year 5	Class R4 Year 10	Class R5 Year 1	Class R5 Year 3	Class R5 Year 5	Class R5 Year 10	Class R6 Year 1	Class R6 Year 3	Class R6 Year 5	Class R6 Year 10	Class Y Year 1	Class Y Year 3	Class Y Year 5	Class Y Year 10	Class F Year 1	Class F Year 3	Class F Year 5	Class F Year 10
USD ($)	106	1,797	3,375	6,870	76	1,733	3,286	6,752	45	1,636	3,139	6,539	35	1,626	3,128	6,529	45	1,636	3,139	6,539	35	1,626	3,128	6,529